CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 747,780	$ 6,942
Short-term investments	173,008	0
Accounts receivable, net	61,701	13,572
Inventory, net	22,720	20,843
Other current assets (includes $213 and $123 due from related parties as of December 31, 2021 and December 31, 2020, respectively)	18,641	7,920
Total current assets	1,023,850	49,277
Energy storage systems, net	106,114	123,703
Contract origination costs, net	8,630	10,404
Goodwill	1,741	1,739
Intangible assets, net	13,966	12,087
Operating leases right-of-use assets	12,998	358
Other noncurrent assets	24,531	8,282
Total assets	1,191,830	205,850
Current liabilities:
Accounts payable	28,273	13,749
Accrued liabilities	25,993	16,072
Accrued payroll	7,453	5,976
Notes payable, current portion	0	33,683
Convertible promissory notes (includes $0 and $45,271 due to related parties as of December 31, 2021 and December 31, 2020, respectively)	0	67,590
Financing obligation, current portion	15,277	14,914
Deferred revenue, current portion	9,158	36,942
Other current liabilities (includes $306 and $399 due to related parties as of December 31, 2021 and December 31, 2020, respectively)	1,813	1,589
Total current liabilities	87,967	190,515
Deferred revenue, noncurrent	28,285	15,468
Asset retirement obligation	4,135	4,137
Notes payable, noncurrent	1,687	4,612
Convertible notes, noncurrent	316,542	0
Financing obligation, noncurrent	73,204	73,128
Warrant liabilities	0	95,342
Lease liability, noncurrent	12,183	57
Total liabilities	524,003	383,259
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized as of December 31, 2021 and December 31, 2020, respectively; 0 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	0	0
Common stock, $0.0001 par value; 500,000,000 shares authorized as of December 31, 2021 and December 31, 2020; 144,671,624 and 40,202,785 issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	14	4
Additional paid-in capital	1,176,845	230,620
Accumulated other comprehensive income (loss)	20	(192)
Accumulated deficit	(509,052)	(407,841)
Total stockholders' equity (deficit)	667,827	(177,409)
Total liabilities and stockholders' equity (deficit)	$ 1,191,830	$ 205,850